Related parties (Details 4) - Commitments With Related Parties [Member] - KRW (₩) ₩ in Thousands		Dec. 31, 2025		Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Credit limit		₩ 7,500,000		₩ 4,400,000
Borrowings amount		5,462,687		1,900,000
Industrial Bank Of Korea [Member]
IfrsStatementLineItems [Line Items]
Credit limit	[2]	2,000,000	[1]	2,000,000
Borrowings amount	[2]		[1]
US [Member]
IfrsStatementLineItems [Line Items]
Credit limit	[4]	1,000,000	[3]	500,000
Borrowings amount	[4]	1,000,000	[3]	500,000
Industrial Bank Of Korea 2 [Member]
IfrsStatementLineItems [Line Items]
Credit limit	[6]	400,000	[5]	1,000,000
Borrowings amount	[6]	400,000	[5]	1,000,000
Woori Bank [Member]
IfrsStatementLineItems [Line Items]
Credit limit	[7]	800,000	[8]	400,000
Borrowings amount	[7]	785,000	[8]	400,000
K B Kookmin Bank [Member]
IfrsStatementLineItems [Line Items]
Credit limit	[9],[10]	300,000
Borrowings amount	[9],[10]	277,687
M G Community Credit Cooperatives [Member]
IfrsStatementLineItems [Line Items]
Credit limit	[11]	3,000,000
Borrowings amount	[11]	₩ 3,000,000
Shinhan Bank [Member]
IfrsStatementLineItems [Line Items]
Credit limit	[10]			500,000
Borrowings amount	[10]

[1]	The Company is provided a joint guarantee of Korean Won 2,400,000 thousand by Cho HyeongSeok, CEO of Play Company.
[2]	The Company is provided a joint guarantee of Korean Won 2,400,000 thousand by Cho HyeongSeok, CEO of Play Company.
[3]	The Company is provided a joint guarantee of Korean Won 1,200,000 thousand by Jung BoRam, CEO of Play F&B Co., Ltd.
[4]	The Company is provided a joint guarantee of Korean Won 458,526 thousand by Cho HyeongSeok, CEO of Play Company.
[5]	The Company is provided a building as collateral of Korean Won 480,000 thousand for the borrowings by Jung BoRam, CEO of Play F&B Co., Ltd.
[6]	The Company is provided a joint guarantee of Korean Won 1,200,000 thousand by Jung BoRam, CEO of Play F&B Co., Ltd.
[7]	The Company is provided a building as collateral of Korean Won 480,000 thousand by Jung BoRam, CEO of Play F&B Co., Ltd.
[8]	The Company is provided a joint guarantee of Korean Won 960,000 thousand by Park, UnKyoung, CEO of the LAMP.
[9]	The Company is provided a joint guarantee of Korean Won 330,000 thousand by Choi, Pyeungho, CEO of the Solaire.
[10]	The Company is provided a joint guarantee of Korean Won 600,000 thousand by Cho HyeongSeok, CEO of Play Company.
[11]	The Company is provided a joint guarantee of Korean Won 3,600,000 thousand by Choi, Pyeungho, CEO of the Solaire.